Note 1 - Basis of Consolidation, Presentation and Going Concern (Details) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2015	Dec. 31, 2012
Note 1 - Basis of Consolidation, Presentation and Going Concern (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 84,000	$ 723,000	$ 708,000	$ 1,136,000		$ 3,153,000
Working Capital Deficit	3,100,000		1,500,000
Proceeds from Short-term Debt	200,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(811,000)	(1,242,000)	(5,058,000)	(4,179,000)
Subsequent Event [Member] | Bridge Loan [Member]
Note 1 - Basis of Consolidation, Presentation and Going Concern (Details) [Line Items]
Proceeds from Short-term Debt					$ 2,000,000